Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	16-1725106
Plan number	001
Notes receivable from participants	$ 51,004,384	$ 48,446,519
TOTAL ASSETS	$ 3,339,464,183
EBP, Number of participant loans (loan) | loan	6,293
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate (percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate (percent)	9.50%
Investment, Identifier [Axis]: Baird | Baird Core Plus Bond Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,320,027
Current value	$ 75,469,478
Investment, Identifier [Axis]: BlackRock | BlackRock Equity Index Fund J
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,626,978
Current value	$ 319,750,944
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2030 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,293,851
Current value	$ 169,659,246
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2035 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,494,254
Current value	$ 208,289,949
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2040 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,469,705
Current value	$ 181,290,652
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2045 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,544,227
Current value	$ 172,489,700
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2050 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,270,423
Current value	$ 102,125,036
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2055 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,921,006
Current value	$ 71,025,416
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2060 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,564,539
Current value	$ 38,069,458
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index 2065 N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	486,812
Current value	$ 9,729,420
Investment, Identifier [Axis]: BlackRock | BlackRock Lifepath Index Retirement N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,772,858
Current value	$ 171,544,836
Investment, Identifier [Axis]: BlackRock | BlackRock MSCI EAFE Equity Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,597,237
Current value	$ 72,077,995
Investment, Identifier [Axis]: BlackRock | BlackRock Mid-Capitalization Equity Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,514,773
Current value	$ 110,222,028
Investment, Identifier [Axis]: BlackRock | BlackRock Russell 2000 Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,995,772
Current value	$ 106,277,395
Investment, Identifier [Axis]: BlackRock | BlackRock US Debt Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,838,270
Current value	$ 36,541,304
Investment, Identifier [Axis]: BlackRock | BlackRock US Treasury Inflation Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,651,197
Current value	$ 34,134,392
Investment, Identifier [Axis]: CNNE | Cannae Holdings, Inc. Frozen Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,150,836
Current value	$ 7,995,768
Investment, Identifier [Axis]: FG | F&G Annuities & Life, Inc Frozen Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	707,563
Current value	$ 11,398,082
Investment, Identifier [Axis]: FNF | Fidelity National Financial, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,308,826
Current value	$ 183,487,465
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Advisor International Capital Appreciation Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,522,146
Current value	$ 80,789,002
Investment, Identifier [Axis]: Galliard | Galliard Stable Return PI
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,648,707
Current value	$ 198,471,359
Investment, Identifier [Axis]: Harbor Funds | Harbor Capital Appreciation Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,734,461
Current value	$ 280,320,340
Investment, Identifier [Axis]: PGI | PGIM Global Total Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,372,956
Current value	$ 12,837,691
Investment, Identifier [Axis]: PGI | Principal Global Investors CIT Real Estate Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	44,238
Current value	$ 10,030,623
Investment, Identifier [Axis]: Vanguard | Vanguard Equity Income Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,235,500
Current value	$ 114,790,317
Investment, Identifier [Axis]: Vanguard | Vanguard ST Inv-Grade Adm Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,295,787
Current value	$ 24,148,716
Investment, Identifier [Axis]: Vanguard | Vanguard Treasury MM Inv Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,550,942
Current value	$ 17,549,166
Investment, Identifier [Axis]: Vanguard | Vanguard Wellington Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,062,236
Current value	$ 467,944,021